Post balance sheet events - Additional Information (Detail) - Events After Reporting Period [member] - Kantar [member] £ in Billions	Jul. 09, 2019 GBP (£)
Statement [LineItems]
Percentage to be sold of proposed sale	60.00%
Percentage of ownership after proposed sale	40.00%
Proceeds from proposed sale	£ 3.1